COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets Pledged) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Book value of consolidated assets pledged under ship mortgages	$ 1,753.0	$ 1,527.0
Vessels and Equipment
Other Commitments [Line Items]
Book value of consolidated assets pledged under ship mortgages	1,351.8	1,424.4
Sales-type Leases, Direct Financing Leases and Leaseback Assets
Other Commitments [Line Items]
Book value of consolidated assets pledged under ship mortgages	$ 400.7	$ 103.1